                                                                          [LOGO]
                                                                    THE HARTFORD

May 28, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-148564
    Post-Effective Amendment No. 5

Ladies and Gentlemen:

Attached please find an amendment to the above-captioned registration statement filed in accordance with Rule 485(a). The primary purpose of this filing is to introduce a new fixed accumulation feature and add a new guaranteed minimum death benefit. Prior guaranteed minimum death and withdrawal benefits have been eliminated. We have also streamlined and consolidated disclosures wherever possible.

If you have any questions concerning this filing, please call me at
(860) 843-1941.

Very truly yours,

/s/ Richard J. Wirth
----------------------------------------
Richard J. Wirth
Assistant General Counsel

Enclosure